Long-Term Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
6. LONG-TERM INVESTMENTS
As of December 31, 2021 and 2022, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2021	2022	2021	2022
			US$	US$
Equity securities measured at cost:
Cashido Corp. (Cashido)	0.6%	0.6%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Kinara, Inc (Kinara)	14.4%	14.1%	6,500	6,500
BIWIN Storage Technology Corp.(BIWIN)	0.3%	—	2,041	—

			8,541	6,500
Marketable equity securities:
BIWIN Storage Technology Corp.(BIWIN)	—	0.3%	—	2,767

			8,541	9,267

In June 2018, the Company invested US$3,000
thousand in the preferred stock of Kinara which is accounted for under the cost method. Kinara
,
previously known as Deep Vision, is a develop
er
of low-power deep-learning processors. In March 2020 and May 2021, the Company invested US$
2,000 thousand and 1,500 thousand, respectively, in the preferred stock of Kinara.
In July 2021, the Company invested US$2,041
thousand in the common stock of BIWIN, which is a leading module maker in China focusing on solid state storage devices and is one of our customers and was listed on the Science and Technology Innovation Board of Shanghai Stock Exchange in December 2022. The Company had an unrealized holding gain of US$896 thousand as of December 31, 2022.